POST BALANCE SHEET DATE EVENTS (Details) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2023 USD ($) item Asset shares	Sep. 30, 2023 USD ($) item Asset $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
POST BALANCE SHEET DATE EVENTS
Cash and cash equivalents	$ 240.3	$ 240.3	$ 239.1	$ 380.9	$ 320.5	$ 224.0	$ 133.3	$ 144.8
Restricted cash	30.4	30.4	$ 29.9	$ 29.8	$ 3.3	$ 14.5
Cash reservation per vessel	$ 1.8	$ 1.8
Number of shares issued | shares	84,900	84,900			82,300	82,100
Approval of dividends
POST BALANCE SHEET DATE EVENTS
Dividends per share, declared | $ / shares		$ 1.46
Total dividend payment	$ 123.2	$ 123.2
Cash and cash equivalents	123.4	123.4
Cash position related to distribution		270.7
Working Capital Facilities	119.1	119.1
Restricted cash	30.4	30.4
Earmarked proceeds	76.5	76.5
Cash position related to Marine Exhaust	$ 4.7	$ 4.7
Number of vessels | item	86	86
Total Cash Reservations for Vessels	$ 154.8	$ 154.8
MR eco product tanker vessels | Asset purchase
POST BALANCE SHEET DATE EVENTS
Number of vessels | Asset	4	4
Cash consideration		$ 75.0
Number of shares issued | shares	2,680	2,680
Percentage of the total consideration		50.00%
LR2 vessels [Member] | Asset purchase
POST BALANCE SHEET DATE EVENTS
Number of vessels | Asset	8	8
Cash consideration	$ 239.0
Aggregate cash consideration	$ 399.0
Number of shares issued | shares	5,500	5,500
LR2 vessels [Member] | Assets sold
POST BALANCE SHEET DATE EVENTS
Earmarked proceeds	$ 184.0	$ 184.0